First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 4.8%
291,688	Aptiv PLC (a)	$16,576,629
578,794	BorgWarner, Inc.	19,464,842
565,968	Gentex Corp.	17,154,490
192,436	Lear Corp.	18,427,672
		71,623,633
	Automobiles — 5.2%
1,591,247	Ford Motor Co.	16,373,932
468,431	General Motors Co.	23,777,557
545,146	Harley-Davidson, Inc.	17,417,415
15,414	Tesla, Inc. (a)	3,851,188
152,913	Thor Industries, Inc.	15,915,185
		77,335,277
	Broadline Retail — 7.3%
21,644	Amazon.com, Inc. (a)	4,034,442
855,579	Coupang, Inc. (a)	22,065,382
54,743	Dillard’s, Inc., Class A	20,338,119
193,560	eBay, Inc.	11,131,636
995,472	Kohl’s Corp.	18,396,323
1,070,973	Macy’s, Inc.	16,428,726
560,368	Nordstrom, Inc.	12,669,920
41,490	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,810,027
		108,874,575
	Commercial Services & Supplies — 0.5%
76,963	Copart, Inc. (a)	3,961,286
79,732	Rollins, Inc.	3,758,566
		7,719,852
	Consumer Staples Distribution & Retail — 3.6%
101,865	BJ’s Wholesale Club Holdings, Inc. (a)	8,631,021
18,954	Costco Wholesale Corp.	16,569,208
198,694	Dollar General Corp.	15,903,468
80,859	Target Corp.	12,132,084
		53,235,781
	Distributors — 1.5%
60,150	Genuine Parts Co.	6,899,205
420,931	LKQ Corp.	15,486,051
		22,385,256
	Diversified Consumer Services — 4.7%
149,892	Bright Horizons Family Solutions, Inc. (a)	20,006,085
74,478	Duolingo, Inc. (a)	21,819,820
Shares	Description	Value

	Diversified Consumer Services (Continued)
88,845	Grand Canyon Education, Inc. (a)	$12,181,538
264,415	H&R Block, Inc.	15,793,508
		69,800,951
	Entertainment — 8.0%
162,762	Liberty Media Corp.-Liberty Formula One, Class C (a)	12,994,918
153,472	Live Nation Entertainment, Inc. (a)	17,977,710
40,343	Madison Square Garden Sports Corp. (a)	8,984,386
11,845	Netflix, Inc. (a)	8,955,175
379,656	ROBLOX Corp., Class A (a)	19,635,808
56,996	Spotify Technology S.A. (a)	21,949,160
169,788	TKO Group Holdings, Inc. (a)	19,826,145
87,346	Walt Disney (The) Co.	8,402,685
		118,725,987
	Ground Transportation — 1.3%
111,785	Uber Technologies, Inc. (a)	8,054,109
175,038	U-Haul Holding Co.	11,948,094
		20,002,203
	Hotels, Restaurants & Leisure — 16.4%
104,127	Aramark	3,939,124
1,995	Booking Holdings, Inc.	9,329,119
259,916	Boyd Gaming Corp.	18,009,580
201,289	Caesars Entertainment, Inc. (a)	8,061,624
454,642	Carnival Corp. (a)	10,002,124
169,596	Cava Group, Inc. (a)	22,651,242
29,827	Churchill Downs, Inc.	4,178,763
51,190	Darden Restaurants, Inc.	8,191,424
113,523	Expedia Group, Inc. (a)	17,744,780
36,450	Hilton Worldwide Holdings, Inc.	8,560,282
82,803	Hyatt Hotels Corp., Class A	12,043,696
166,901	Las Vegas Sands Corp.	8,653,817
228,682	Marriott Vacations Worldwide Corp.	17,615,374
13,243	McDonald’s Corp.	3,868,413
214,934	MGM Resorts International (a)	7,924,617
614,465	Norwegian Cruise Line Holdings Ltd. (a)	15,570,543
155,167	Planet Fitness, Inc., Class A (a)	12,183,713
118,428	Royal Caribbean Cruises Ltd.	24,437,618
41,366	Starbucks Corp.	4,041,458
71,363	Texas Roadhouse, Inc.	13,638,897
87,518	Travel + Leisure Co.	4,184,236
20,193	Wingstop, Inc.	5,809,324
42,061	Wynn Resorts Ltd.	4,038,697
		244,678,465

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 8.8%
110,104	D.R. Horton, Inc.	$18,607,576
47,729	Garmin Ltd.	9,467,047
112,036	Lennar Corp., Class A	19,079,731
856	NVR, Inc. (a)	7,834,805
146,342	PulteGroup, Inc.	18,955,679
193,216	SharkNinja, Inc.	17,816,447
73,861	Tempur Sealy International, Inc.	3,538,681
135,960	Toll Brothers, Inc.	19,909,982
157,042	Whirlpool Corp.	16,255,418
		131,465,366
	Leisure Products — 2.5%
55,764	Hasbro, Inc.	3,659,791
441,038	Mattel, Inc. (a)	8,988,354
201,869	Polaris, Inc.	14,112,662
307,157	YETI Holdings, Inc. (a)	10,814,998
		37,575,805
	Media — 5.8%
396,966	Fox Corp., Class A	16,672,572
398,440	Interpublic Group of (The) Cos., Inc.	11,714,136
72,442	New York Times (The) Co., Class A	4,045,161
151,440	News Corp., Class A	4,126,740
101,624	Nexstar Media Group, Inc.	17,877,694
39,006	Omnicom Group, Inc.	3,939,606
532,883	Sirius XM Holdings, Inc. (b)	14,206,661
114,936	Trade Desk (The), Inc., Class A (a)	13,816,457
		86,399,027
	Passenger Airlines — 4.7%
278,759	Alaska Air Group, Inc. (a)	13,355,344
330,844	Delta Air Lines, Inc.	18,930,894
283,557	Southwest Airlines Co.	8,671,173
368,112	United Airlines Holdings, Inc. (a)	28,808,445
		69,765,856
	Personal Care Products — 0.2%
429,483	Coty, Inc., Class A (a)	3,195,354
	Specialty Retail — 16.6%
323,229	Advance Auto Parts, Inc.	11,536,043
93,917	AutoNation, Inc. (a)	14,601,276
1,280	AutoZone, Inc. (a)	3,851,520
394,821	Bath & Body Works, Inc.	11,205,020
81,334	Best Buy Co., Inc.	7,355,034
63,776	Burlington Stores, Inc. (a)	15,801,779
52,118	CarMax, Inc. (a)	3,772,301
120,639	Carvana Co. (a)	29,835,231
60,387	Dick’s Sporting Goods, Inc.	11,820,755
Shares	Description	Value

	Specialty Retail (Continued)
142,645	Five Below, Inc. (a)	$13,521,320
32,479	Floor & Decor Holdings, Inc., Class A (a)	3,346,961
762,067	Gap (The), Inc.	15,828,132
20,735	Home Depot (The), Inc.	8,164,406
66,127	Lithia Motors, Inc.	21,978,631
14,890	Lowe’s Cos., Inc.	3,898,649
17,046	Murphy USA, Inc.	8,326,119
103,458	Penske Automotive Group, Inc.	15,577,671
12,059	RH (a)	3,835,365
26,795	Ross Stores, Inc.	3,743,797
71,480	TJX (The) Cos., Inc.	8,079,384
28,880	Tractor Supply Co.	7,667,929
32,387	Ulta Beauty, Inc. (a)	11,950,155
81,350	Williams-Sonoma, Inc.	10,911,475
		246,608,953
	Textiles, Apparel & Luxury Goods — 7.8%
323,246	Carter’s, Inc.	17,681,556
151,493	Columbia Sportswear Co.	12,190,642
116,038	Crocs, Inc. (a)	12,511,217
52,692	Deckers Outdoor Corp. (a)	8,477,616
45,621	NIKE, Inc., Class B	3,518,748
208,316	PVH Corp.	20,510,793
65,006	Ralph Lauren Corp.	12,866,637
251,100	Skechers U.S.A., Inc., Class A (a)	15,432,606
268,257	Tapestry, Inc.	12,728,795
		115,918,610
	Trading Companies & Distributors — 0.3%
26,724	SiteOne Landscape Supply, Inc. (a)	3,734,412
	Total Common Stocks	1,489,045,363
	(Cost $1,291,723,438)
MONEY MARKET FUNDS — 0.1%
145,600	Goldman Sachs Financial Square Treasury Obligations Fund - 4.67% (c) (d)	145,600
935,155	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	935,155
	Total Money Market Funds	1,080,755
	(Cost $1,080,755)

	Total Investments — 100.1%	1,490,126,118
	(Cost $1,292,804,193)
	Net Other Assets and Liabilities — (0.1)%	(959,674)
	Net Assets — 100.0%	$1,489,166,444

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $138,632 and the total value of the collateral held by the Fund is $145,600.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,489,045,363	$ 1,489,045,363	$ —	$ —
Money Market Funds	1,080,755	1,080,755	—	—
Total Investments	$1,490,126,118	$1,490,126,118	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Beverages — 12.7%
23,129	Boston Beer (The) Co., Inc., Class A (a)	$6,732,158
67,961	Brown-Forman Corp., Class B	2,992,323
93,059	Coca-Cola (The) Co.	6,077,683
2,538	Coca-Cola Consolidated, Inc.	2,853,372
38,926	Constellation Brands, Inc., Class A	9,044,067
178,426	Keurig Dr Pepper, Inc.	5,879,136
290,655	Molson Coors Beverage Co., Class B	15,831,978
		49,410,717
	Chemicals — 1.8%
113,750	Corteva, Inc.	6,929,650
	Consumer Staples Distribution & Retail — 18.6%
723,744	Albertsons Cos., Inc., Class A	13,099,766
26,700	Casey’s General Stores, Inc.	10,520,334
571,569	Grocery Outlet Holding Corp. (a)	8,173,437
233,417	Kroger (The) Co.	13,017,666
213,326	Performance Food Group Co. (a)	17,332,738
42,835	Sysco Corp.	3,210,483
108,739	US Foods Holding Corp. (a)	6,703,759
		72,058,183
	Food Products — 48.8%
279,851	Archer-Daniels-Midland Co.	15,450,574
172,997	Bunge Global S.A.	14,535,208
68,351	Campbell Soup Co.	3,188,574
449,903	Darling Ingredients, Inc. (a)	17,595,706
144,938	Flowers Foods, Inc.	3,221,972
97,789	Freshpet, Inc. (a)	12,960,954
135,831	General Mills, Inc.	9,239,225
34,868	Hershey (The) Co.	6,191,860
316,435	Hormel Foods Corp.	9,667,089
121,650	Ingredion, Inc.	16,150,254
110,444	J.M. Smucker (The) Co.	12,536,499
380,940	Kraft Heinz (The) Co.	12,746,252
206,590	Lamb Weston Holdings, Inc.	16,049,977
45,386	Mondelez International, Inc., Class A	3,108,033
363,048	Pilgrim’s Pride Corp. (a)	17,586,045
115,550	Post Holdings, Inc. (a)	12,619,216
112,277	Tyson Foods, Inc., Class A	6,578,309
		189,425,747
	Health Care Providers & Services — 5.6%
29,710	Cencora, Inc.	6,776,257
265,879	CVS Health Corp.	15,011,528
		21,787,785
Shares	Description	Value

	Household Products — 9.5%
20,524	Clorox (The) Co.	$3,254,080
96,628	Colgate-Palmolive Co.	9,055,010
23,502	Kimberly-Clark Corp.	3,153,499
322,544	Reynolds Consumer Products, Inc.	8,692,561
140,581	Spectrum Brands Holdings, Inc.	12,598,869
		36,754,019
	Tobacco — 2.7%
196,531	Altria Group, Inc.	10,703,078
	Total Common Stocks	387,069,179
	(Cost $383,472,107)
MONEY MARKET FUNDS — 0.2%
688,040	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	688,040
	(Cost $688,040)

	Total Investments — 99.9%	387,757,219
	(Cost $384,160,147)
	Net Other Assets and Liabilities — 0.1%	221,263
	Net Assets — 100.0%	$387,978,482

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 387,069,179	$ 387,069,179	$ —	$ —
Money Market Funds	688,040	688,040	—	—
Total Investments	$387,757,219	$387,757,219	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 10.6%
188,554	Baker Hughes Co.	$7,180,136
351,951	Halliburton Co.	9,763,121
1,067,020	NOV, Inc.	16,549,480
162,480	Schlumberger N.V.	6,510,574
129,931	TechnipFMC PLC	3,467,858
		43,471,169
	Oil, Gas & Consumable Fuels — 88.6%
226,452	Antero Midstream Corp.	3,254,115
118,952	Antero Resources Corp. (a)	3,078,478
696,658	APA Corp.	16,441,129
18,948	Cheniere Energy, Inc.	3,626,268
92,568	Chevron Corp.	13,775,970
130,849	Chord Energy Corp.	16,369,210
336,300	Civitas Resources, Inc.	16,408,077
129,489	ConocoPhillips	14,184,225
569,197	Coterra Energy, Inc.	13,615,192
435,588	Devon Energy Corp.	16,848,544
79,071	Diamondback Energy, Inc.	13,977,381
86,650	DT Midstream, Inc.	7,811,497
110,892	EOG Resources, Inc.	13,524,388
279,042	EQT Corp.	10,196,195
124,307	Expand Energy Corp.	10,531,289
87,220	Exxon Mobil Corp.	10,185,551
50,195	Hess Corp.	6,750,224
382,328	HF Sinclair Corp.	14,761,684
308,562	Kinder Morgan, Inc.	7,562,855
511,911	Marathon Oil Corp.	14,179,935
62,761	Marathon Petroleum Corp.	9,129,843
344,805	Matador Resources Co.	17,967,788
749,848	New Fortress Energy, Inc. (b)	6,306,222
198,373	Occidental Petroleum Corp.	9,940,471
37,398	ONEOK, Inc.	3,623,118
444,799	Ovintiv, Inc.	17,436,121
1,001,638	Permian Resources Corp.	13,652,326
77,780	Phillips 66	9,475,159
332,387	Range Resources Corp.	9,981,582
46,053	Targa Resources Corp.	7,689,009
3,850	Texas Pacific Land Corp.	4,489,100
100,957	Valero Energy Corp.	13,100,180
151,101	Viper Energy, Inc.	7,842,142
74,656	Williams (The) Cos., Inc.	3,909,735
		361,625,003
	Semiconductors & Semiconductor Equipment — 0.7%
13,663	First Solar, Inc. (a)	2,657,180
	Total Common Stocks	407,753,352
	(Cost $462,313,009)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
500,465	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	$500,465
	(Cost $500,465)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,674,122	Bank of America Corp., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,674,348. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $1,707,604. (d)	1,674,122
1,742,454	JPMorgan Chase & Co., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,742,689. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,777,303. (d)	1,742,454
	Total Repurchase Agreements	3,416,576
	(Cost $3,416,576)

	Total Investments — 100.8%	411,670,393
	(Cost $466,230,050)
	Net Other Assets and Liabilities — (0.8)%	(3,334,261)
	Net Assets — 100.0%	$408,336,132

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,210,240 and the total value of the collateral held by the Fund is $3,416,576.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 407,753,352	$ 407,753,352	$ —	$ —
Money Market Funds	500,465	500,465	—	—
Repurchase Agreements	3,416,576	—	3,416,576	—
Total Investments	$411,670,393	$408,253,817	$3,416,576	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 26.2%
145,838	Bank of America Corp.	$6,098,945
269,219	Bank OZK	11,778,331
55,313	BOK Financial Corp.	5,875,900
145,596	Citigroup, Inc.	9,342,895
140,902	Citizens Financial Group, Inc.	5,934,792
443,268	Columbia Banking System, Inc.	12,637,571
96,593	Comerica, Inc.	6,153,940
48,711	Commerce Bancshares, Inc.	3,044,438
25,866	Cullen/Frost Bankers, Inc.	3,294,035
110,156	East West Bancorp, Inc.	10,739,108
820,249	F.N.B. Corp.	11,893,611
135,081	Fifth Third Bancorp	5,900,338
4,951	First Citizens BancShares, Inc., Class A	9,591,820
249,972	First Hawaiian, Inc.	6,184,307
586,883	First Horizon Corp.	10,170,682
620,020	Huntington Bancshares, Inc.	9,666,112
27,444	JPMorgan Chase & Co.	6,090,372
172,742	KeyCorp	2,979,800
51,169	M&T Bank Corp.	9,961,581
667,714	NU Holdings Ltd., Class A (a)	10,075,804
29,534	Pinnacle Financial Partners, Inc.	3,114,360
31,306	PNC Financial Services Group (The), Inc.	5,893,981
151,495	Popular, Inc.	13,517,899
80,294	Prosperity Bancshares, Inc.	5,877,521
248,043	Regions Financial Corp.	5,920,786
126,544	U.S. Bancorp	6,113,341
248,310	Webster Financial Corp.	12,862,458
161,344	Wells Fargo & Co.	10,474,453
66,908	Western Alliance Bancorp	5,567,415
83,980	Wintrust Financial Corp.	9,732,442
193,018	Zions Bancorp N.A.	10,048,517
		246,537,555
	Capital Markets — 28.9%
85,436	Affiliated Managers Group, Inc.	16,566,040
12,317	Ameriprise Financial, Inc.	6,285,365
80,530	Bank of New York Mellon (The) Corp.	6,068,741
75,581	Blackstone, Inc.	12,678,713
298,907	Blue Owl Capital, Inc.	6,683,560
753,871	Franklin Resources, Inc.	15,657,901
30,681	Goldman Sachs Group (The), Inc.	15,886,315
73,242	Houlihan Lokey, Inc.	12,654,020
399,015	Janus Henderson Group PLC	16,483,310
246,800	Jefferies Financial Group, Inc.	15,790,264
116,331	KKR & Co., Inc.	16,081,597
301,518	Lazard, Inc.	15,977,439
19,204	Moody’s Corp.	8,719,384
Shares	Description	Value

	Capital Markets (Continued)
87,435	Morgan Stanley	$10,164,319
9,067	Morningstar, Inc.	2,974,429
101,237	Northern Trust Corp.	10,176,343
23,628	Raymond James Financial, Inc.	3,502,142
167,274	SEI Investments Co.	12,505,404
103,022	State Street Corp.	9,560,441
30,814	Stifel Financial Corp.	3,192,947
139,452	T. Rowe Price Group, Inc.	15,320,197
263,907	TPG, Inc.	17,861,226
93,585	Tradeweb Markets, Inc., Class A	11,885,295
189,982	Virtu Financial, Inc., Class A	5,881,843
161,284	XP, Inc., Class A	2,816,019
		271,373,254
	Consumer Finance — 4.7%
325,196	Ally Financial, Inc.	11,398,120
20,624	Discover Financial Services	3,061,220
245,883	OneMain Holdings, Inc.	12,213,009
398,527	SLM Corp.	8,779,550
736,241	SoFi Technologies, Inc. (a)	8,223,812
		43,675,711
	Financial Services — 7.4%
23,164	Apollo Global Management, Inc.	3,318,475
25,146	Berkshire Hathaway, Inc., Class B (a)	11,338,834
312,562	Corebridge Financial, Inc.	9,930,095
275,367	Equitable Holdings, Inc.	12,485,140
593,379	MGIC Investment Corp.	14,858,210
1,782,922	UWM Holdings Corp.	11,482,018
73,048	Voya Financial, Inc.	5,865,754
		69,278,526
	Insurance — 31.0%
81,523	Aflac, Inc.	8,542,795
80,098	Allstate (The) Corp.	14,939,879
21,497	American Financial Group, Inc.	2,771,608
39,511	American International Group, Inc.	2,998,095
135,775	Arch Capital Group Ltd. (a)	13,381,984
10,283	Arthur J. Gallagher & Co.	2,891,580
14,550	Assurant, Inc.	2,789,235
191,027	Assured Guaranty Ltd.	15,943,113
145,380	Axis Capital Holdings Ltd.	11,377,439
87,976	Brown & Brown, Inc.	9,205,809
31,604	Chubb Ltd.	8,926,234
111,597	Cincinnati Financial Corp.	15,716,206
236,488	CNA Financial Corp.	11,330,140
38,768	Everest Group Ltd.	13,786,288
46,623	Fidelity National Financial, Inc.	2,805,306
43,833	First American Financial Corp.	2,811,887
109,279	Globe Life, Inc.	11,539,862
77,496	Hartford Financial Services Group (The), Inc.	8,558,658

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
367,303	Lincoln National Corp.	$12,763,779
146,410	Loews Corp.	11,560,534
7,378	Markel Group, Inc. (a)	11,376,950
163,378	Old Republic International Corp.	5,706,794
33,683	Principal Financial Group, Inc.	2,775,479
59,862	Progressive (The) Corp.	14,536,289
23,893	Prudential Financial, Inc.	2,926,415
13,281	Reinsurance Group of America, Inc.	2,803,353
55,765	RenaissanceRe Holdings Ltd.	14,632,736
174,329	Ryan Specialty Holdings, Inc.	11,483,051
24,718	Travelers (The) Cos., Inc.	6,079,145
194,713	Unum Group	12,496,680
102,006	W.R. Berkley Corp.	5,831,683
8,956	White Mountains Insurance Group Ltd.	16,095,186
		291,384,192
	Mortgage REITs — 1.7%
276,618	AGNC Investment Corp.	2,575,314
1,019,711	Rithm Capital Corp.	10,798,739
141,974	Starwood Property Trust, Inc.	2,802,567
		16,176,620
	Total Common Stocks	938,425,858
	(Cost $769,573,397)
MONEY MARKET FUNDS — 0.1%
1,223,367	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	1,223,367
	(Cost $1,223,367)

	Total Investments — 100.0%	939,649,225
	(Cost $770,796,764)
	Net Other Assets and Liabilities — 0.0%	221,996
	Net Assets — 100.0%	$939,871,221

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 938,425,858	$ 938,425,858	$ —	$ —
Money Market Funds	1,223,367	1,223,367	—	—
Total Investments	$939,649,225	$939,649,225	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 22.3%
51,705	AbbVie, Inc.	$10,541,098
99,001	Alnylam Pharmaceuticals, Inc. (a)	26,392,677
31,688	Amgen, Inc.	10,145,230
105,352	Biogen, Inc. (a)	18,331,248
72,631	BioMarin Pharmaceutical, Inc. (a)	4,785,657
239,828	Exact Sciences Corp. (a)	16,531,344
786,949	Exelixis, Inc. (a)	26,126,707
247,154	Incyte Corp. (a)	18,319,054
214,482	Natera, Inc. (a)	25,943,743
15,540	Regeneron Pharmaceuticals, Inc. (a)	13,025,628
2,359,477	Roivant Sciences Ltd. (a)	27,251,959
490,161	Ultragenyx Pharmaceutical, Inc. (a)	24,993,309
75,983	United Therapeutics Corp. (a)	28,415,363
21,956	Vertex Pharmaceuticals, Inc. (a)	10,450,617
		261,253,634
	Health Care Equipment & Supplies — 22.8%
89,559	Abbott Laboratories	10,153,304
20,073	Align Technology, Inc. (a)	4,115,567
134,457	Baxter International, Inc.	4,800,115
42,352	Becton Dickinson & Co.	9,893,004
46,270	Cooper (The) Cos., Inc. (a)	4,843,544
188,669	DENTSPLY SIRONA, Inc.	4,371,461
247,570	Edwards Lifesciences Corp. (a)	16,589,666
379,489	Enovis Corp. (a)	15,661,511
217,593	GE HealthCare Technologies, Inc.	19,006,748
200,552	Hologic, Inc. (a)	16,218,640
77,410	Inspire Medical Systems, Inc. (a)	15,098,046
116,986	Insulet Corp. (a)	27,085,769
41,568	Intuitive Surgical, Inc. (a)	20,943,621
38,290	Masimo Corp. (a)	5,514,143
181,460	Medtronic PLC	16,195,305
26,274	Penumbra, Inc. (a)	6,013,330
111,538	ResMed, Inc.	27,044,619
21,050	STERIS PLC	4,669,942
28,264	Stryker Corp.	10,069,898
41,283	Teleflex, Inc.	8,300,360
189,173	Zimmer Biomet Holdings, Inc.	20,226,377
		266,814,970
	Health Care Providers & Services — 29.8%
105,799	Amedisys, Inc. (a)	10,008,585
184,774	Cardinal Health, Inc.	20,051,675
361,693	Centene Corp. (a)	22,519,006
27,185	Chemed Corp.	14,686,424
Shares	Description	Value

	Health Care Providers & Services (Continued)
58,947	Cigna Group (The)	$18,557,105
166,099	DaVita, Inc. (a)	23,222,301
39,273	Elevance Health, Inc.	15,935,412
169,050	Encompass Health Corp.	16,813,713
66,994	HCA Healthcare, Inc.	24,033,428
224,103	Henry Schein, Inc. (a)	15,738,754
64,475	Humana, Inc.	16,623,589
45,688	Labcorp Holdings, Inc.	10,429,200
59,266	Molina Healthcare, Inc. (a)	19,037,425
1,361,416	Premier, Inc., Class A	27,432,532
131,536	Quest Diagnostics, Inc.	20,365,719
360,291	R1 RCM, Inc. (a)	5,137,750
163,829	Tenet Healthcare Corp. (a)	25,396,772
34,929	UnitedHealth Group, Inc.	19,717,421
118,895	Universal Health Services, Inc., Class B	24,291,437
		349,998,248
	Health Care Technology — 2.7%
624,932	Doximity, Inc., Class A (a)	26,084,662
24,326	Veeva Systems, Inc., Class A (a)	5,079,998
		31,164,660
	Life Sciences Tools & Services — 8.5%
226,101	10X Genomics, Inc., Class A (a)	3,624,399
68,768	Agilent Technologies, Inc.	8,961,158
197,346	Avantor, Inc. (a)	4,414,630
63,871	Bio-Techne Corp.	4,710,486
147,852	Bruker Corp.	8,369,902
103,679	Charles River Laboratories International, Inc. (a)	18,514,996
18,362	Danaher Corp.	4,510,809
43,087	IQVIA Holdings, Inc. (a)	8,868,166
15,294	Medpace Holdings, Inc. (a)	4,805,681
39,965	Revvity, Inc.	4,739,449
16,508	Thermo Fisher Scientific, Inc.	9,018,650
28,370	Waters Corp. (a)	9,166,631
34,018	West Pharmaceutical Services, Inc.	10,475,163
		100,180,120
	Pharmaceuticals — 13.9%
18,441	Eli Lilly & Co.	15,301,235
223,273	Intra-Cellular Therapies, Inc. (a)	18,922,387
244,398	Jazz Pharmaceuticals PLC (a)	26,891,112
100,810	Johnson & Johnson	16,115,487
1,067,502	Organon & Co.	20,047,688
622,837	Perrigo Co. PLC	15,963,312
721,855	Royalty Pharma PLC, Class A	19,490,085

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
1,758,937	Viatris, Inc.	$20,403,669
52,259	Zoetis, Inc.	9,342,864
		162,477,839
	Total Common Stocks	1,171,889,471
	(Cost $1,055,453,361)
MONEY MARKET FUNDS — 0.1%
1,441,173	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	1,441,173
	(Cost $1,441,173)

	Total Investments — 100.1%	1,173,330,644
	(Cost $1,056,894,534)
	Net Other Assets and Liabilities — (0.1)%	(634,900)
	Net Assets — 100.0%	$1,172,695,744

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,171,889,471	$ 1,171,889,471	$ —	$ —
Money Market Funds	1,441,173	1,441,173	—	—
Total Investments	$1,173,330,644	$1,173,330,644	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 10.9%
61,499	Axon Enterprise, Inc. (a)	$26,044,826
135,649	BWX Technologies, Inc.	16,515,266
14,420	Curtiss-Wright Corp.	4,974,323
31,366	General Dynamics Corp.	9,146,639
100,529	General Electric Co.	17,268,872
93,984	HEICO Corp.	23,021,381
245,137	Howmet Aerospace, Inc.	24,445,062
71,707	Huntington Ingalls Industries, Inc.	13,262,927
19,925	L3Harris Technologies, Inc.	4,930,840
42,040	Lockheed Martin Corp.	22,955,942
453,553	Spirit AeroSystems Holdings, Inc., Class A (a)	14,681,511
214,020	Textron, Inc.	17,211,488
14,025	TransDigm Group, Inc.	18,264,757
27,634	Woodward, Inc.	4,534,463
		217,258,297
	Air Freight & Logistics — 2.2%
36,069	Expeditors International of Washington, Inc.	4,292,211
69,270	FedEx Corp.	18,969,590
182,042	GXO Logistics, Inc. (a)	10,887,932
69,524	United Parcel Service, Inc., Class B	9,320,387
		43,470,120
	Building Products — 10.1%
105,521	A.O. Smith Corp.	7,924,627
227,884	AAON, Inc.	26,028,911
60,314	Advanced Drainage Systems, Inc.	9,039,862
32,520	Allegion PLC	4,540,768
112,189	Armstrong World Industries, Inc.	15,655,975
202,541	AZEK (The) Co., Inc. (a)	8,911,804
97,792	Builders FirstSource, Inc. (a)	16,761,549
42,152	Carlisle Cos., Inc.	17,797,839
117,765	Carrier Global Corp.	8,563,871
52,937	Fortune Brands Innovations, Inc.	4,411,240
24,400	Lennox International, Inc.	14,702,708
56,463	Masco Corp.	4,511,958
139,219	Owens Corning	24,612,527
77,090	Simpson Manufacturing Co., Inc.	13,860,011
63,219	Trane Technologies PLC	23,401,145
		200,724,795
	Chemicals — 2.1%
130,961	Axalta Coating Systems Ltd. (a)	4,966,041
173,512	Dow, Inc.	8,568,023
71,561	PPG Industries, Inc.	8,910,060
Shares	Description	Value

	Chemicals (Continued)
39,169	RPM International, Inc.	$4,978,772
38,633	Sherwin-Williams (The) Co.	13,860,361
		41,283,257
	Commercial Services & Supplies — 4.0%
92,082	Cintas Corp.	18,951,397
26,726	MSA Safety, Inc.	4,435,180
521,099	Tetra Tech, Inc.	25,471,319
131,817	Veralto Corp.	13,470,379
1,272,341	Vestis Corp.	17,202,050
		79,530,325
	Construction & Engineering — 5.1%
62,956	Comfort Systems USA, Inc.	24,618,314
57,081	EMCOR Group, Inc.	25,462,122
896,571	MDU Resources Group, Inc.	25,866,073
82,425	Quanta Services, Inc.	24,861,853
		100,808,362
	Construction Materials — 2.3%
65,906	Eagle Materials, Inc.	18,813,527
35,221	Martin Marietta Materials, Inc.	20,862,807
18,925	Vulcan Materials Co.	5,184,125
		44,860,459
	Consumer Finance — 3.4%
90,616	American Express Co.	24,473,569
98,477	Capital One Financial Corp.	16,031,071
492,683	Synchrony Financial	27,166,541
		67,671,181
	Containers & Packaging — 6.3%
836,623	Amcor PLC	9,311,614
59,173	AptarGroup, Inc.	9,935,739
69,791	Ball Corp.	4,135,117
278,874	Berry Global Group, Inc.	19,646,673
640,685	Graphic Packaging Holding Co.	18,105,758
68,454	Packaging Corp. of America	15,671,859
261,128	Sealed Air Corp.	9,447,611
280,858	Silgan Holdings, Inc.	14,531,593
449,845	Sonoco Products Co.	23,625,859
		124,411,823
	Diversified Consumer Services — 0.9%
2,622,112	ADT, Inc.	18,879,206
	Electrical Equipment — 3.1%
53,542	Acuity Brands, Inc.	16,099,544
27,602	AMETEK, Inc.	5,060,551
43,334	Emerson Electric Co.	4,691,772

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
119,322	Generac Holdings, Inc. (a)	$19,753,757
209,863	nVent Electric PLC	15,649,484
		61,255,108
	Electronic Equipment, Instruments & Components — 3.9%
337,930	Crane NXT Co.	18,339,461
29,821	Keysight Technologies, Inc. (a)	4,443,627
17,868	Littelfuse, Inc.	4,371,049
33,691	Teledyne Technologies, Inc. (a)	15,340,186
561,881	Vontier Corp.	20,834,547
39,817	Zebra Technologies Corp., Class A (a)	15,208,900
		78,537,770
	Financial Services — 6.2%
141,203	Block, Inc. (a)	10,211,801
148,594	Euronet Worldwide, Inc. (a)	14,632,051
105,527	Fiserv, Inc. (a)	20,883,793
239,944	Global Payments, Inc.	24,884,592
26,846	Jack Henry & Associates, Inc.	4,884,093
121,478	PayPal Holdings, Inc. (a)	9,633,206
277,370	Shift4 Payments, Inc., Class A (a)	25,085,343
1,235,961	Western Union (The) Co.	13,298,940
		123,513,819
	Ground Transportation — 5.1%
427,020	CSX Corp.	14,364,953
85,563	J.B. Hunt Transport Services, Inc.	15,454,389
273,309	Knight-Swift Transportation Holdings, Inc.	14,233,933
25,094	Landstar System, Inc.	4,410,772
130,027	Ryder System, Inc.	19,020,349
21,678	Saia, Inc. (a)	10,592,088
664,256	Schneider National, Inc., Class B	18,785,160
19,228	Union Pacific Corp.	4,462,242
		101,323,886
	Household Durables — 0.6%
36,245	TopBuild Corp. (a)	12,808,258
	Industrial Conglomerates — 1.1%
138,682	3M Co.	17,816,477
22,928	Honeywell International, Inc.	4,715,831
		22,532,308
	Leisure Products — 0.9%
226,174	Brunswick Corp.	18,035,115
Shares	Description	Value

	Machinery — 16.7%
193,724	AGCO Corp.	$19,341,404
197,334	Allison Transmission Holdings, Inc.	21,087,111
37,700	Caterpillar, Inc.	14,182,740
2,213,966	CNH Industrial N.V.	24,862,838
29,275	Cummins, Inc.	9,630,890
35,332	Deere & Co.	14,298,507
200,068	Donaldson Co., Inc.	14,636,975
76,901	Dover Corp.	14,559,666
89,163	Esab Corp.	10,970,616
91,690	Flowserve Corp.	4,826,562
120,093	Fortive Corp.	8,578,243
1,080,221	Gates Industrial Corp. PLC (a)	20,902,276
54,159	Graco, Inc.	4,411,251
44,191	IDEX Corp.	9,485,156
31,700	ITT, Inc.	4,441,804
49,364	Lincoln Electric Holdings, Inc.	9,505,532
105,980	Middleby (The) Corp. (a)	13,745,606
18,046	Nordson Corp.	4,473,423
245,235	Oshkosh Corp.	25,072,826
249,037	PACCAR, Inc.	25,969,578
7,502	Parker-Hannifin Corp.	4,756,793
96,931	Pentair PLC	9,607,801
84,826	Snap-on, Inc.	28,003,607
109,292	Toro (The) Co.	8,795,820
26,074	Westinghouse Air Brake Technologies Corp.	4,901,391
		331,048,416
	Marine Transportation — 0.7%
120,436	Kirby Corp. (a)	13,821,235
	Metals & Mining — 0.4%
141,667	ATI, Inc. (a)	7,467,267
	Paper & Forest Products — 1.1%
228,690	Louisiana-Pacific Corp.	22,617,441
	Professional Services — 5.5%
17,127	Automatic Data Processing, Inc.	4,953,813
116,478	Booz Allen Hamilton Holding Corp.	21,159,394
50,177	Equifax, Inc.	13,297,909
41,655	FTI Consulting, Inc. (a)	8,126,057
626,754	Genpact Ltd.	23,923,200
72,413	Jacobs Solutions, Inc.	10,179,820
140,616	Robert Half, Inc.	9,577,356
181,068	TransUnion	18,342,188
		109,559,737
	Software — 1.3%
12,645	Fair Isaac Corp. (a)	25,202,876

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 6.0%
542,614	Air Lease Corp.	$24,064,931
213,490	Core & Main, Inc., Class A (a)	9,453,337
23,868	Ferguson Enterprises, Inc.	4,695,790
220,287	MSC Industrial Direct Co., Inc., Class A	17,418,093
30,349	United Rentals, Inc.	24,667,667
9,125	W.W. Grainger, Inc.	10,121,724
146,297	WESCO International, Inc.	28,084,635
		118,506,177
	Total Common Stocks	1,985,127,238
	(Cost $1,636,978,543)
MONEY MARKET FUNDS — 0.1%
1,770,754	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	1,770,754
	(Cost $1,770,754)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$815	JPMorgan Chase & Co., 4.85% (b), dated 10/31/24, due 11/01/24, with a maturity value of $815. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $831. (c)	815
	(Cost $815)

	Total Investments — 100.0%	1,986,898,807
	(Cost $1,638,750,112)
	Net Other Assets and Liabilities — (0.0)%	(741,297)
	Net Assets — 100.0%	$1,986,157,510

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,985,127,238	$ 1,985,127,238	$ —	$ —
Money Market Funds	1,770,754	1,770,754	—	—
Repurchase Agreements	815	—	815	—
Total Investments	$1,986,898,807	$1,986,897,992	$815	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
46,002	Hexcel Corp.	$2,699,857
	Chemicals — 54.2%
32,753	Air Products and Chemicals, Inc.	10,170,789
30,031	Albemarle Corp.	2,844,837
149,505	Ashland, Inc.	12,643,638
119,543	Celanese Corp.	15,058,832
151,544	CF Industries Holdings, Inc.	12,461,463
479,913	Chemours (The) Co.	8,715,220
116,146	Eastman Chemical Co.	12,205,783
38,193	Ecolab, Inc.	9,385,166
239,368	Element Solutions, Inc.	6,486,873
246,482	FMC Corp.	16,018,865
268,646	Huntsman Corp.	5,910,212
27,107	International Flavors & Fragrances, Inc.	2,695,249
13,634	Linde PLC	6,219,149
169,480	LyondellBasell Industries N.V., Class A	14,719,338
485,528	Mosaic (The) Co.	12,992,729
23,560	NewMarket Corp.	12,368,293
203,248	Olin Corp.	8,339,265
32,806	Scotts Miracle-Gro (The) Co.	2,853,466
64,887	Westlake Corp.	8,561,191
		180,650,358
	Containers & Packaging — 5.2%
29,450	Avery Dennison Corp.	6,097,034
199,628	International Paper Co.	11,087,339
		17,184,373
	Machinery — 4.6%
9,500	RBC Bearings, Inc. (a)	2,663,325
154,258	Timken (The) Co.	12,803,414
		15,466,739
	Metals & Mining — 32.9%
73,725	Alcoa Corp.	2,955,635
1,018,202	Cleveland-Cliffs, Inc. (a)	13,216,262
130,233	Freeport-McMoRan, Inc.	5,863,090
161,149	MP Materials Corp. (a) (b)	2,899,071
53,214	Newmont Corp.	2,418,044
108,109	Nucor Corp.	15,334,181
56,198	Reliance, Inc.	16,091,735
69,507	Royal Gold, Inc.	10,152,192
56,205	Southern Copper Corp.	6,157,258
128,911	Steel Dynamics, Inc.	16,822,885
460,035	United States Steel Corp.	17,872,360
		109,782,713
Shares	Description	Value

	Trading Companies & Distributors — 2.1%
91,028	Fastenal Co.	$7,116,569
	Total Common Stocks	332,900,609
	(Cost $355,275,008)
MONEY MARKET FUNDS — 0.1%
525,478	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	525,478
	(Cost $525,478)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$892,437	Bank of America Corp., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $892,557. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $910,286. (d)	892,437
1,000,000	JPMorgan Chase & Co., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,000,135. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
	Total Repurchase Agreements	1,892,437
	(Cost $1,892,437)

	Total Investments — 100.5%	335,318,524
	(Cost $357,692,923)
	Net Other Assets and Liabilities — (0.5)%	(1,811,334)
	Net Assets — 100.0%	$333,507,190

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,760,124 and the total value of the collateral held by the Fund is $1,892,437.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 332,900,609	$ 332,900,609	$ —	$ —
Money Market Funds	525,478	525,478	—	—
Repurchase Agreements	1,892,437	—	1,892,437	—
Total Investments	$335,318,524	$333,426,087	$1,892,437	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 1.1%
60,182	F5, Inc. (a)	$14,075,366
	Electrical Equipment — 1.8%
222,001	Vertiv Holdings Co., Class A	24,262,489
	Electronic Equipment, Instruments & Components — 8.7%
129,129	Amphenol Corp., Class A	8,654,226
166,280	Arrow Electronics, Inc. (a)	19,732,448
406,682	Avnet, Inc.	22,046,231
18,591	CDW Corp.	3,499,384
93,178	Corning, Inc.	4,434,341
297,187	IPG Photonics Corp. (a)	24,060,259
140,433	Jabil, Inc.	17,285,898
140,141	TD SYNNEX Corp.	16,165,264
		115,878,051
	Financial Services — 1.8%
780,179	Toast, Inc., Class A (a)	23,428,775
	Hotels, Restaurants & Leisure — 1.8%
154,745	DoorDash, Inc., Class A (a)	24,248,542
	Interactive Media & Services — 3.8%
50,734	Alphabet, Inc., Class A	8,681,095
156,337	IAC, Inc. (a)	7,496,359
350,214	Match Group, Inc. (a)	12,618,210
38,584	Meta Platforms, Inc., Class A	21,899,507
		50,695,171
	IT Services — 12.7%
166,698	Akamai Technologies, Inc. (a)	16,849,834
192,364	Amdocs Ltd.	16,878,979
52,010	Cloudflare, Inc., Class A (a)	4,561,797
286,173	Cognizant Technology Solutions Corp., Class A	21,345,644
1,064,429	DXC Technology Co. (a)	21,139,560
66,584	EPAM Systems, Inc. (a)	12,561,072
26,150	Gartner, Inc. (a)	13,140,375
42,466	Globant S.A. (a)	8,913,189
107,335	GoDaddy, Inc., Class A (a)	17,903,478
38,059	International Business Machines Corp.	7,867,556
183,073	Kyndryl Holdings, Inc. (a)	4,190,541
203,192	Twilio, Inc., Class A (a)	16,387,435
44,294	VeriSign, Inc. (a)	7,832,951
		169,572,411
	Professional Services — 9.0%
26,266	CACI International, Inc., Class A (a)	14,513,541
430,964	Concentrix Corp.	18,320,280
Shares	Description	Value

	Professional Services (Continued)
137,372	Dayforce, Inc. (a)	$9,746,543
1,462,042	Dun & Bradstreet Holdings, Inc.	17,383,679
129,189	KBR, Inc.	8,656,955
101,027	Paycom Software, Inc.	21,117,674
296,479	Paycor HCM, Inc. (a)	4,473,868
95,154	Science Applications International Corp.	13,729,771
178,577	SS&C Technologies Holdings, Inc.	12,487,890
		120,430,201
	Semiconductors & Semiconductor Equipment — 18.6%
25,641	Advanced Micro Devices, Inc. (a)	3,694,099
180,559	Allegro MicroSystems, Inc. (a)	3,762,850
721,794	Amkor Technology, Inc.	18,369,657
18,277	Analog Devices, Inc.	4,077,781
65,589	Applied Materials, Inc.	11,909,651
97,555	Broadcom, Inc.	16,561,912
135,481	Cirrus Logic, Inc. (a)	14,878,523
548,744	GLOBALFOUNDRIES, Inc. (a)	20,029,156
717,310	Intel Corp.	15,436,511
5,433	KLA Corp.	3,619,628
158,546	Lattice Semiconductor Corp. (a)	8,031,940
104,796	Microchip Technology, Inc.	7,688,882
40,566	Micron Technology, Inc.	4,042,402
18,203	Monolithic Power Systems, Inc.	13,821,538
138,572	NVIDIA Corp.	18,396,819
304,185	ON Semiconductor Corp. (a)	21,442,001
40,538	Onto Innovation, Inc. (a)	8,039,902
77,930	QUALCOMM, Inc.	12,684,666
223,620	Skyworks Solutions, Inc.	19,584,640
62,824	Teradyne, Inc.	6,672,537
40,732	Texas Instruments, Inc.	8,275,113
40,085	Universal Display Corp.	7,228,127
		248,248,335
	Software — 34.1%
13,204	ANSYS, Inc. (a)	4,230,694
17,871	Appfolio, Inc., Class A (a)	3,714,845
169,184	AppLovin Corp., Class A (a)	28,658,078
17,616	Aspen Technology, Inc. (a)	4,135,004
30,543	Autodesk, Inc. (a)	8,668,103
15,001	CrowdStrike Holdings, Inc., Class A (a)	4,453,347
36,565	Datadog, Inc., Class A (a)	4,586,714
271,028	DocuSign, Inc. (a)	18,803,923
173,163	Dolby Laboratories, Inc., Class A	12,623,583
499,646	DoubleVerify Holdings, Inc. (a)	8,518,964

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
521,122	Dropbox, Inc., Class A (a)	$13,471,004
314,721	Dynatrace, Inc. (a)	16,931,990
216,996	Fortinet, Inc. (a)	17,068,905
153,373	Gen Digital, Inc.	4,464,688
81,627	Gitlab, Inc., Class A (a)	4,387,451
120,732	Guidewire Software, Inc. (a)	22,487,542
391,380	HashiCorp, Inc., Class A (a)	13,252,127
166,417	Informatica, Inc., Class A (a)	4,543,184
59,806	Manhattan Associates, Inc. (a)	15,750,508
9,777	Microsoft Corp.	3,972,884
49,906	MicroStrategy, Inc., Class A (a)	12,202,017
223,666	Nutanix, Inc., Class A (a)	13,889,658
98,756	Oracle Corp.	16,575,207
593,734	Palantir Technologies, Inc., Class A (a)	24,675,585
38,771	Palo Alto Networks, Inc. (a)	13,970,354
302,188	Pegasystems, Inc.	24,005,815
418,975	RingCentral, Inc., Class A (a)	15,087,290
15,121	Roper Technologies, Inc.	8,131,015
30,740	Salesforce, Inc.	8,956,714
554,019	SentinelOne, Inc., Class A (a)	14,288,150
18,816	ServiceNow, Inc. (a)	17,555,140
398,968	Smartsheet, Inc., Class A (a)	22,509,774
28,829	Tyler Technologies, Inc. (a)	17,458,554
371,975	Unity Software, Inc. (a)	7,469,258
17,213	Workday, Inc., Class A (a)	4,025,260
241,297	Zoom Video Communications, Inc., Class A (a)	18,034,538
		453,557,867
	Technology Hardware, Storage & Peripherals — 6.5%
56,875	Apple, Inc.	12,848,631
111,795	Dell Technologies, Inc., Class C	13,821,216
1,079,516	Hewlett Packard Enterprise Co.	21,039,767
469,142	HP, Inc.	16,663,924
107,297	NetApp, Inc.	12,372,417
83,739	Pure Storage, Inc., Class A (a)	4,191,137
202,068	Super Micro Computer, Inc. (a)	5,882,199
		86,819,291
	Total Common Stocks	1,331,216,499
	(Cost $1,123,682,302)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
1,860,936	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	$1,860,936
	(Cost $1,860,936)

	Total Investments — 100.0%	1,333,077,435
	(Cost $1,125,543,238)
	Net Other Assets and Liabilities — (0.0)%	(614,115)
	Net Assets — 100.0%	$1,332,463,320

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,331,216,499	$ 1,331,216,499	$ —	$ —
Money Market Funds	1,860,936	1,860,936	—	—
Total Investments	$1,333,077,435	$1,333,077,435	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Commercial Services & Supplies — 1.6%
11,649	Clean Harbors, Inc. (a)	$2,693,948
14,026	Republic Services, Inc.	2,777,148
		5,471,096
	Electric Utilities — 51.1%
92,802	Alliant Energy Corp.	5,568,120
54,898	American Electric Power Co., Inc.	5,421,177
393,430	Avangrid, Inc.	14,049,385
54,158	Constellation Energy Corp.	14,241,388
73,271	Duke Energy Corp.	8,445,948
64,668	Edison International	5,328,643
85,588	Entergy Corp.	13,247,311
181,660	Evergy, Inc.	10,979,530
347,251	Exelon Corp.	13,646,964
63,502	FirstEnergy Corp.	2,656,289
81,958	IDACORP, Inc.	8,481,014
33,312	NextEra Energy, Inc.	2,639,976
154,565	NRG Energy, Inc.	13,972,676
274,614	OGE Energy Corp.	10,981,814
569,789	PG&E Corp.	11,521,133
158,944	Pinnacle West Capital Corp.	13,956,873
170,262	PPL Corp.	5,543,731
31,223	Southern (The) Co.	2,842,230
129,380	Xcel Energy, Inc.	8,643,878
		172,168,080
	Gas Utilities — 11.5%
81,207	Atmos Energy Corp.	11,269,908
232,321	National Fuel Gas Co.	14,062,390
562,795	UGI Corp.	13,456,428
		38,788,726
	Independent Power and Renewable Electricity Producers — 9.0%
140,393	AES (The) Corp.	2,315,081
172,457	Brookfield Renewable Corp., Class A	5,273,735
275,383	Clearway Energy, Inc., Class C	7,815,370
118,788	Vistra Corp.	14,843,748
		30,247,934
	Multi-Utilities — 23.3%
96,601	Ameren Corp.	8,414,913
382,902	CenterPoint Energy, Inc.	11,307,096
79,744	CMS Energy Corp.	5,550,980
108,185	Consolidated Edison, Inc.	11,000,251
97,466	Dominion Energy, Inc.	5,802,151
65,796	DTE Energy Co.	8,173,179
243,823	NiSource, Inc.	8,572,816
Shares	Description	Value

	Multi-Utilities (Continued)
31,563	Public Service Enterprise Group, Inc.	$2,822,048
134,695	Sempra	11,229,522
58,564	WEC Energy Group, Inc.	5,594,619
		78,467,575
	Water Utilities — 3.3%
19,252	American Water Works Co., Inc.	2,658,894
219,051	Essential Utilities, Inc.	8,455,368
		11,114,262
	Total Common Stocks	336,257,673
	(Cost $302,143,480)
MONEY MARKET FUNDS — 0.2%
681,456	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	681,456
	(Cost $681,456)

	Total Investments — 100.0%	336,939,129
	(Cost $302,824,936)
	Net Other Assets and Liabilities — (0.0)%	(88,348)
	Net Assets — 100.0%	$336,850,781

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 336,257,673	$ 336,257,673	$ —	$ —
Money Market Funds	681,456	681,456	—	—
Total Investments	$336,939,129	$336,939,129	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.